UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2008

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 20, 2008

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 50
Form 13 F Information Table Value Total: 184,203

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      816    11940 SH       SOLE                    11940
AT&T Corp New                  COM              00206r102      345    12340 SH       SOLE                    12340
Aberdeen Asia-Pacific Income F COM              003009107      139    27692 SH       SOLE                    27692
Agilent Technologies Inc       COM              00846U101     4763   160580 SH       SOLE                   160580
Archer Daniels Midland         COM              039483102     2979   135950 SH       SOLE                   135950
BP PLC - Spons ADR             COM              055622104     5544   110503 SH       SOLE                   110503
Barrick Gold Corp              COM              067901108     1358    36970 SH       SOLE                    36970
Capital Source Inc             COM              14055X102     2162   175780 SH       SOLE                   175780
Central Fund Canada CL A       COM              153501101     6856   633085 SH       SOLE                   633085
Chubb Corporation              COM              171232101      243     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      265    11750 SH       SOLE                    11750
Coca-Cola Co                   COM              191216100      778    14705 SH       SOLE                    14705
ConocoPhillips                 COM              20825C104     4422    60371 SH       SOLE                    60371
Dow Chemical                   COM              260543103     3481   109550 SH       SOLE                   109550
DuPont E I de Nemours & Co     COM              263534109     2323    57646 SH       SOLE                    57646
Duke Realty Corp               COM              264411505     6792   276325 SH       SOLE                   276325
Emerson Electric Co            COM              291011104      281     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     2354    30313 SH       SOLE                    30313
General Electric Co            COM              369604103     6038   236794 SH       SOLE                   236794
Great Plains Energy Inc        COM              391164100     2682   120704 SH       SOLE                   120704
Helmerich & Payne              COM              423452101     9234   213800 SH       SOLE                   213800
Hewlett Packard Co             COM              428236103    37880   819210 SH       SOLE                   819210
Home Depot Inc                 COM              437076102      220     8500 SH       SOLE                     8500
Hospira Inc                    COM              441060100     3647    95475 SH       SOLE                    95475
Intel Corp                     COM              458140100      997    53234 SH       SOLE                    53234
International Business Machine COM              459200101     7077    60504 SH       SOLE                    60504
Intuit Inc                     COM              461202103     5110   161650 SH       SOLE                   161650
Johnson & Johnson              COM              478160104      949    13700 SH       SOLE                    13700
Lilly Eli & Co                 COM              532457108      200     4550 SH       SOLE                     4550
Merck & Co                     COM              589331107      489    15500 SH       SOLE                    15500
NSTAR                          COM              67019E107     3564   106375 SH       SOLE                   106375
National Penn Bancshares Inc   COM              637138108      330    22604 SH       SOLE                    22604
Newmont Mining Corp            COM              651639106     7069   182387 SH       SOLE                   182387
Northrop Grumman Corp          COM              666807102     2770    45750 SH       SOLE                    45750
Penn West Energy Trust         COM              707885109     5794   240425 SH       SOLE                   240425
Pfizer Inc                     COM              717081103      319    17310 SH       SOLE                    17310
Procter & Gamble               COM              742718109     1978    28380 SH       SOLE                    28380
Rait Investment Trust          COM              749227104       75    13700 SH       SOLE                    13700
SPDR Gold Trust                COM              78463V107     3662    43050 SH       SOLE                    43050
Sonoco Products Co             COM              835495102     3926   132275 SH       SOLE                   132275
Supervalu Inc                  COM              868536103     5168   238175 SH       SOLE                   238175
TECO Energy Inc                COM              872375100     5788   367945 SH       SOLE                   367945
Travelers Cos Inc              COM              89417E109     5849   129405 SH       SOLE                   129405
Union Pacific Corp             COM              907818108      285     4000 SH       SOLE                     4000
Verigy Ltd                     COM              y93691106      317    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6630   206599 SH       SOLE                   206599
Wilmington Trust Corporation   COM              971807102      637    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     5271   481775 SH       SOLE                   481775
Wyeth                          COM              983024100      452    12232 SH       SOLE                    12232
Xcel Energy Inc                COM              98389B100     3895   194825 SH       SOLE                   194825